RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions

The following table reflects the related party amounts for SK Energy, Directors and Officers included in the balance sheets of the years ended December 31, 2019 and 2018 (in thousands):

	2019	2018
Long-term accrued expenses	—	$943
Long-term notes payable – subordinated	—	30,200
Long-term notes payable, net of discount of $-0- and $161, respectively	—	7,694
Total related party liabilities	$—	$38,837